Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of condensed statement of operations
Net Loss	$(1,127,612)
Accretion of temporary equity to redemption value	(1,733,440)
Net loss including accretion of temporary equity to redemption value	$(2,861,052)
	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(1,883,391)	$(977,661)
Accretion of temporary equity to redemption value	1,733,440	—
Allocation of net loss	$(149,951)	$(977,661)

Denominator:
Weighted-average shares outstanding	2,789,393	1,447,964
Basic and diluted net income (loss) per share	$(0.05)	$(0.68)